Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 854	$ 783	$ 772
Acquisition of property, plant and equipment	348	315
Property, Plant and Equipment, Excluding Assets Sold Under a Buy-Back Commitment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	581	564	583
Commercial Vehicles [Member]
Property, Plant and Equipment [Line Items]
Impairment losses on assets sold with a buy-back commitment	$ 37	$ 19	$ 15